Other operating income/(expenses), net (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of other operating income, net

	2025	2024	2023

Other operating income	297,043	346,056	227,052
Revenue from incentives from Tesouro Direto, B3 and others (i)	100,278	172,142	23,834
Interest received on tax	43,379	27,980	29,365
Recovery of charges and expenses	13,061	6,730	17,224
Reversal of operating provisions	97,526	55,091	6,072
Other	48,203	84,113	150,557
(-) Taxes and contributions	(5,404)	—	—

Other operating expenses	(169,121)	(157,153)	(216,414)
Legal, administrative proceedings and agreement with customers	(68,887)	(18,550)	(46,101)
Tax incentive expenses	(10,070)	(7,204)	(10,034)
Fines and penalties	(5,366)	(5,902)	(9,624)
Associations and regulatory fees	(21,676)	(22,222)	(17,960)
Charity	(5,029)	(12,953)	(14,681)
Other (ii)	(58,093)	(90,322)	(118,014)
Total	127,922	188,903	10,638

(i)Includes incentives received from third parties, mainly due to the joint development of retail products, and also the association of such entities with the XP ecosystem.
(ii)Includes, mostly, losses on write-off or disposals of property, equipment, intangible assets and leases